Employee Benefits - Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates [Line Items]
Discount rate	11.80%	10.80%
Annual salary increase rate	5.50%	5.50%
Annual inflation rate	4.50%	5.50%
Minimum [Member]
Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates [Line Items]
Mortality rate - men	0.00112%	0.00112%
Mortality rate - women	0.00063%	0.00063%
Maximum [Member]
Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates [Line Items]
Mortality rate - men	0.03403%	0.03403%
Mortality rate - women	0.01918%	0.01918%